G3 Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Performance Criteria
LTV and EPP performance criteria

Program year	Target	Criteria	Weight	Performance period	Vesting opportunity (linear pro-rata)		Achievement 3)		Achieved vesting level
2024	2024 Group operating income (EBITA)	Range (SEK billion): 16.7 -30.7	45%	Jan 1, 2024–Dec 31, 2024	0%–200%		SEK 26.0 billion	2)	132.82%
2024	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2024–Dec 31, 2026	0%–200%
2024	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2024–Dec 31, 2026	0%–200%	1)
2024	Group Environmental, Social and Governance (“ESG”)	CO 2 e emissions (ktonnes): 138–114	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%		105.6 ktonne CO 2		200%
		CO2e emissions (ktonnes): 133–110	1.66%	Jan 1, 2025–Dec 31, 2025	0%–200%
		CO 2 e emissions (ktonnes): 126–102	1.68%	Jan 1, 2026–Dec 31, 2026	0%–200%
		Increasing the representation of women leaders in the Group: Range 25%–27%	5%	Jan 1, 2024–Dec 31, 2026	0%–200%
2024 Total			100%		0%–200%

2023	2023 Group operating income (EBITA)	Range (SEK billion): 26.4 -40.4	45%	Jan 1, 2023–Dec 31, 2023	0%–200%		SEK 21.4 billion	2)	0%
2023	Absolute TSR	Range: 6%-14%	25%	Jan 1, 2023–Dec 31, 2025	0%–200%
2023	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2023–Dec 31, 2025	0%–200%	1)
2023	Group Environmental, Social and Governance (“ESG”)	CO 2 e emissions (ktonnes): 142–121	1.66%	Jan 1, 2023–Dec 31, 2023	0%–200%		121.9 ktonne CO 2		193.72%
		CO 2 e emissions (ktonnes): 132–113	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%		105.6 ktone CO 2		200%
		CO 2 e emissions (ktonnes): 122–104	1.68%	Jan 1, 2025–Dec 31, 2025	0%–200%
		Increasing the representation of women leaders in the Group: Range 23%–25%	5%	Jan 1, 2023–Dec 31, 2025	0%–200%
2023 Total			100%		0%–200%

2022	2022 Group operating income (EBIT)	Range (SEK billion): 24.1–34.1	45%	Jan 1, 2022–Dec 31, 2022	0%–200%		SEK 32.2 billion	2)	162.76%
2022	Absolute TSR	Range: 6%-14%	25%	Jan 1, 2022–Dec 31, 2024	0%–200%		0.54%		0.00%
2022	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2022–Dec 31, 2024	0%–200%	1)	10 out of 12		0.00%
2022	Group Environmental, Social and Governance (“ESG”)	CO 2 e emissions (ktonnes): 265–200	5%	Jan 1, 2022–Dec 31, 2024	0%–200%		201.3 ktonne CO 2		189.52%
		Increasing the representation of women leaders in the Group: Range 22%–24%	5%	Jan 1, 2022–Dec 31, 2024	0%–200%		24.15%		200%
2022 Total			100%		0%–200%				92.72%

2021	2021 Group operating income (EBIT)	Range (SEK billion): 15.0–24.0	50%	Jan 1, 2021–Dec 31, 2021	0%–200%		SEK 27.4 billion	2)	200%
2021	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2021–Dec 31, 2023	0%–200%		–16.17%		0.00%
2021	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2021–Dec 31, 2023	0%–200%	1)	12 out of 11		0.00%
2021 Total			100%		0%–200%				100.00%

1)
The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to peer groups consisting of 11 companies for the program year 2024, 2023, 2022 and 2021. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges and items not included in target performance criterion.
3)	Resolved by the Board of Directors.

Number of shares for Executive Team and Executives

Number of shares for Executive Team and Executives

(million) Share-settled programs	LTV 2024	LTV 2023	LTV 2022	LTV 2021
Maximum shares required	10.4	4.1	2.0	2.1
Granted shares	4.0	3.7	0.7	0.6
of which the president and CEO	0.5	0.6	0.3	0.3

Outstanding number of shares
	Executive Team/ Executives programs 1)						of which the President and CEO
(million) Share-settled programs	LTV 2024	LTV 2023	LTV 2022	LTV 2021	Prior 2021 2)	Total	LTV 2024	LTV 2023	LTV 2022	LTV 2021	Prior 2021 2)	Total
Outstanding number of shares, beginning of period	–	2.0	0.9	0.5	1.7	5.1	–	0.3	0.4	0.3	0.7	1.7
Granted shares for current year program	4.0	–	–	–	–	4.0	0.5	–	–	–	–	0.5
Exercised	–	–	–	–0.5	–1.5	–2.0	–	–	–	–0.3	–0.7	–1.0
Forfeited	–	–0.2	–0.1	–	–0.2	–0.5	–	–	–	–	–	–
Increase/decrease due to performance condition	0.7	0.1	–0.2	–	–	0.6	0.1	–	–0.1	–	–	–
Outstanding number of shares, end of period	4.7	1.9	0.6	–	–	7.2	0.6	0.3	0.3	–	–	1.2

1)	LTV 2023 and 2024 include Executive Team and Executives.
2)	Includes LTV 2019 and LTV 2020 programs.

Summary of Compensation Expense

Compensation expense for LTV 2021–2024
(million)	2024	2023	2022	2021	Total
Share-settled programs 1)
LTV 2024	44	–	–	–	44
LTV 2023	24	25	–	–	49
LTV 2022	18	20	12	–	50
LTV 2021	7	31	36	24	98
Total share-settled programs of which the President and CEO	93 24	76 28	48 22	24 11	241 85

Cash-settled plans
EPP 2022	30	20	12	–	62
EPP 2021	–3	16	15	17	45
Total executive performance plans	27	36	27	17	107

KC 2024	1,127	–	–	–	1,127
KC 2023	620	811	–	–	1,431
KC 2022	217	330	280	–	827
KC 2021	–11	91	89	355	524
Total key contributor plans	1,953	1,232	369	355	3,909
Total cash-settled plans	1,980	1,268	396	372	4,016
Total compensation expense	2,073	1,344	444	396	4,257

1)	LTV 2024 and 2023 include Executive Team and Executives

Summary of FV Per Performance Criteria and Program

Fair values (SEK)
Executive team/Executives programs	LTV 2024	LTV 2023	LTV 2022	LTV 2021
Share price at grant	61.46	55.59	78.88	116.66
Fair value Absolute TSR	59.05	32.75	41.18	113.47
Fair value ESG – Environmental (1,2,3)	53.61	47.80	71.45	–
Fair value ESG – Social	53.61	47.80	71.45	–
Fair value Relative TSR	55.61	39.40	54.48	108.61
Fair value Group operating income (EBITA and EBIT)	53.61	47.80	71.45	110.70

Ericsson Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Purchase Plans	Ericsson share purchase plan

Eligible employees	Number of countries with ESPP	Number of participants	Take-up rate – percent of eligible employees
76,000	69	13,148	17.3%